Group Information - Summary of Information about Entity with Significant Influence Over Group (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BioNTech | Medine GmbH
Disclosure of subsidiaries [line items]
Ownership of ordinary shares in BioNTech (in %)	17.11%	17.25%